UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Core Equity Fund

5/31/09
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09

Issuer	Shares/Par	Value ($)
Common Stocks – 98.7%
Aerospace – 3.0%
Goodrich Corp.	82,970	$4,027,363
Lockheed Martin Corp.	76,160	6,369,260
Precision Castparts Corp.	37,220	3,073,254
United Technologies Corp.	96,540	5,078,968

		$18,548,845

Airlines – 0.2%
Copa Holdings S.A., “A” (a)	37,990	$1,322,812

Apparel Manufacturers – 0.8%
NIKE, Inc., “B”	88,140	$5,028,387

Biotechnology – 1.7%
Celgene Corp. (a)	68,730	$2,903,155
Genzyme Corp. (a)	136,481	8,071,486

		$10,974,641

Broadcasting – 1.6%
Omnicom Group, Inc.	87,830	$2,678,815
Time Warner, Inc.	112,646	2,638,169
Walt Disney Co.	183,390	4,441,706

		$9,758,690

Brokerage & Asset Managers – 1.7%
Affiliated Managers Group, Inc. (a)	22,200	$1,245,642
Charles Schwab Corp.	72,900	1,283,040
CME Group, Inc.	11,200	3,602,368
GFI Group, Inc.	237,740	1,428,817
Invesco Ltd.	98,870	1,547,316
MarketAxess Holdings, Inc. (a)	121,160	1,278,238

		$10,385,421

Business Services – 2.2%
Accenture Ltd., “A”	119,570	$3,578,730
Amdocs Ltd. (a)	107,450	2,325,218
Dun & Bradstreet Corp.	24,710	2,021,031
MasterCard, Inc., “A”	15,790	2,784,251
Western Union Co.	162,880	2,871,574

		$13,580,804

Cable TV – 0.7%
Comcast Corp., “Special A”	116,560	$1,515,280
DIRECTV Group, Inc. (a)	72,260	1,625,850
Time Warner Cable, Inc.	48,996	1,508,587

		$4,649,717

Chemicals – 0.7%
3M Co.	38,120	$2,176,652
Celanese Corp.	116,570	2,390,851

		$4,567,503

Computer Software – 4.0%
Adobe Systems, Inc. (a)	258,400	$7,281,712
Autodesk, Inc. (a)	79,400	1,703,924
MicroStrategy, Inc., “A” (a)	166,170	7,776,756
MSC.Software Corp. (a)	553,452	4,001,458
VeriSign, Inc. (a)	182,840	4,280,284

		$25,044,134

Computer Software - Systems – 5.1%
Apple, Inc. (a)	126,620	$17,196,262
Dell, Inc. (a)	267,000	3,091,860

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Hewlett-Packard Co.	272,530	$9,361,406
Solera Holdings, Inc. (a)	93,150	2,133,135

		$31,782,663

Construction – 0.4%
Pulte Homes, Inc.	216,440	$1,904,672
Sherwin-Williams Co.	15,590	823,152

		$2,727,824

Consumer Goods & Services – 3.2%
Alberto-Culver Co.	51,670	$1,200,811
Capella Education Co. (a)	43,840	2,288,010
Colgate-Palmolive Co.	86,790	5,723,801
Monster Worldwide, Inc. (a)	52,100	608,528
Procter & Gamble Co.	176,370	9,160,658
Strayer Education, Inc.	6,740	1,241,980

		$20,223,788

Containers – 0.7%
Owens-Illinois, Inc. (a)	158,940	$4,550,452

Electrical Equipment – 3.3%
AMETEK, Inc.	86,190	$2,710,676
Danaher Corp.	179,050	10,805,668
Rockwell Automation, Inc.	142,710	4,379,770
Tyco Electronics Ltd.	147,200	2,556,864

		$20,452,978

Electronics – 3.9%
ASML Holding N.V.	66,800	$1,382,760
Flextronics International Ltd. (a)	510,083	2,019,929
Hittite Microwave Corp. (a)	41,150	1,476,462
Intel Corp.	501,190	7,878,707
Marvell Technology Group Ltd. (a)	305,360	3,490,265
National Semiconductor Corp.	393,390	5,460,253
NetLogic Microsystems, Inc. (a)	11,300	369,736
Silicon Laboratories, Inc. (a)	57,080	1,919,030
Tessera Technologies, Inc. (a)	16,600	390,598

		$24,387,740

Energy - Independent – 2.8%
Anadarko Petroleum Corp.	40,130	$1,917,411
Apache Corp.	59,060	4,976,396
CONSOL Energy, Inc.	31,460	1,294,894
Denbury Resources, Inc. (a)	86,460	1,486,247
Nexen, Inc.	152,800	3,743,897
XTO Energy, Inc.	102,570	4,386,919

		$17,805,764

Energy - Integrated – 6.2%
Chevron Corp.	232,080	$15,472,774
Exxon Mobil Corp. (s)	183,122	12,699,511
Hess Corp.	79,340	5,283,251
Marathon Oil Corp.	98,560	3,142,093
TOTAL S.A. (l)	41,060	2,376,696

		$38,974,325

Engineering - Construction – 1.2%
Fluor Corp.	124,320	$5,840,554
North American Energy Partners, Inc. (a)	212,640	1,469,342

		$7,309,896

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Entertainment – 0.2%
DreamWorks Animation, Inc., “A” (a)	46,790	$1,303,569

Food & Beverages – 3.8%
Coca-Cola Co.	123,220	$6,057,495
General Mills, Inc.	60,940	3,118,909
Hain Celestial Group, Inc. (a)	88,670	1,522,464
J.M. Smucker Co.	35,350	1,423,191
Kellogg Co.	59,430	2,570,348
PepsiCo, Inc. (s)	171,339	8,918,195

		$23,610,602

Food & Drug Stores – 1.1%
CVS Caremark Corp.	161,390	$4,809,422
Kroger Co.	79,230	1,806,444

		$6,615,866

Gaming & Lodging – 0.6%
International Game Technology	104,380	$1,812,037
Pinnacle Entertainment, Inc. (a)	89,620	954,453
Royal Caribbean Cruises Ltd.	70,740	1,065,344

		$3,831,834

General Merchandise – 2.2%
Target Corp.	172,510	$6,779,643
Wal-Mart Stores, Inc.	143,770	7,151,120

		$13,930,763

Health Maintenance Organizations – 1.0%
WellPoint, Inc. (a)	130,510	$6,077,851

Insurance – 2.5%
ACE Ltd.	22,520	$990,655
Allied World Assurance Co. Holdings Ltd.	105,590	3,986,023
Aon Corp.	40,360	1,452,960
Chubb Corp.	48,170	1,909,941
MetLife, Inc.	148,280	4,670,820
Travelers Cos., Inc.	64,530	2,623,790

		$15,634,189

Internet – 1.6%
Google, Inc., “A” (a)	21,030	$8,774,347
Yahoo!, Inc. (a)	67,800	1,073,952

		$9,848,299

Leisure & Toys – 0.2%
Hasbro, Inc.	50,020	$1,271,008

Machinery & Tools – 0.7%
Bucyrus International, Inc.	53,250	$1,527,210
Deere & Co.	40,020	1,739,669
Roper Industries, Inc.	33,680	1,447,566

		$4,714,445

Major Banks – 6.0%
Bank of America Corp.	351,800	$3,964,786
Bank of New York Mellon Corp.	126,598	3,516,892
Goldman Sachs Group, Inc.	46,120	6,667,568
JPMorgan Chase & Co. (s)	334,110	12,328,659
Regions Financial Corp.	306,760	1,285,324
State Street Corp.	82,100	3,813,545
Wells Fargo & Co.	231,250	5,896,875

		$37,473,649

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 1.6%
DaVita, Inc. (a)	40,520	$1,827,857
IDEXX Laboratories, Inc. (a)	25,710	1,075,964
Medco Health Solutions, Inc. (a)	57,870	2,655,654
MWI Veterinary Supply, Inc. (a)	59,022	1,725,213
Patterson Cos., Inc. (a)	73,420	1,511,718
VCA Antech, Inc. (a)	41,840	1,015,457

		$9,811,863

Medical Equipment – 3.1%
Alcon, Inc.	12,810	$1,389,885
Medtronic, Inc.	246,490	8,466,932
NxStage Medical, Inc. (a)	87,390	303,243
NxStage Medical, Inc. (a)(z)	342,400	1,188,128
Waters Corp. (a)	124,410	5,389,441
Zimmer Holdings, Inc. (a)	56,390	2,512,175

		$19,249,804

Metals & Mining – 0.8%
Cameco Corp.	58,330	$1,609,908
Cliffs Natural Resources, Inc.	70,940	1,933,115
Nucor Corp.	37,860	1,662,433

		$5,205,456

Natural Gas - Pipeline – 0.4%
Williams Cos., Inc.	152,550	$2,559,789

Network & Telecom – 2.1%
Ciena Corp. (a)	201,310	$2,214,410
Cisco Systems, Inc. (a)	349,750	6,470,375
Research in Motion Ltd. (a)	58,160	4,573,702

		$13,258,487

Oil Services – 2.0%
Exterran Holdings, Inc. (a)	130,700	$2,602,237
Halliburton Co.	110,330	2,529,867
Helmerich & Payne, Inc.	16,990	594,140
Noble Corp.	97,080	3,336,640
Transocean, Inc. (a)	43,030	3,420,024

		$12,482,908

Other Banks & Diversified Financials – 1.4%
City National Corp.	27,350	$1,000,190
Discover Financial Services	106,640	1,019,478
Euro Dekania Ltd. (a)(z)	492,120	1,057,479
NewAlliance Bancshares, Inc.	189,630	2,453,812
People’s United Financial, Inc.	95,940	1,515,852
SVB Financial Group (a)	64,700	1,743,665

		$8,790,476

Pharmaceuticals – 6.4%
Abbott Laboratories	185,440	$8,355,926
Johnson & Johnson	205,120	11,314,419
Merck & Co., Inc.	131,250	3,619,875
Pfizer, Inc.	123,900	1,882,041
Schering-Plough Corp.	267,390	6,524,316
Teva Pharmaceutical Industries Ltd., ADR	66,420	3,079,231
Wyeth	125,770	5,642,042

		$40,417,850

Pollution Control – 0.6%
Republic Services, Inc.	164,560	$3,750,322

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Precious Metals & Minerals – 0.4%
Goldcorp, Inc.	43,850	$1,742,161
Teck Cominco Ltd., “B”	61,740	969,857

		$2,712,018

Railroad & Shipping – 1.0%
Canadian National Railway Co.	97,910	$4,255,169
Union Pacific Corp.	36,860	1,816,092

		$6,071,261

Real Estate – 1.5%
Annaly Mortgage Management, Inc., REIT	230,400	$3,211,776
Kilroy Realty Corp., REIT	103,320	2,199,683
Mack-Cali Realty Corp., REIT	168,390	4,160,917

		$9,572,376

Restaurants – 0.5%
P.F. Chang’s China Bistro, Inc. (a)	90,460	$2,889,292

Specialty Chemicals – 0.8%
Air Products & Chemicals, Inc.	59,350	$3,844,693
Airgas, Inc.	31,880	1,347,249

		$5,191,942

Specialty Stores – 3.2%
Abercrombie & Fitch Co., “A”	113,040	$3,403,634
Advance Auto Parts, Inc.	27,800	1,184,002
Home Depot, Inc.	119,780	2,774,105
Nordstrom, Inc.	102,690	2,021,966
PetSmart, Inc.	244,170	4,971,301
Staples, Inc.	141,480	2,893,266
Tiffany & Co.	93,850	2,662,525

		$19,910,799

Telecommunications - Wireless – 0.7%
Cellcom Israel Ltd.	79,020	$2,109,834
Rogers Communications, Inc., “B”	81,220	2,411,864

		$4,521,698

Telephone Services – 2.6%
AT&T, Inc.	549,000	$13,609,710
Verizon Communications, Inc.	101,360	2,965,794

		$16,575,504

Tobacco – 1.8%
Lorillard, Inc.	39,250	$2,681,953
Philip Morris International, Inc.	196,710	8,387,714

		$11,069,667

Trucking – 1.0%
Expeditors International of Washington, Inc.	72,870	$2,390,865
FedEx Corp.	33,720	1,869,100
Landstar System, Inc.	56,790	2,158,020

		$6,417,985

Utilities - Electric Power – 3.5%
American Electric Power Co., Inc.	91,660	$2,414,324
CMS Energy Corp.	212,130	2,405,554
Dominion Resources, Inc.	31,940	1,015,373
FirstEnergy Corp.	8,700	328,773
NRG Energy, Inc. (a)	73,810	1,660,725
PG&E Corp.	69,310	2,544,370
PPL Corp.	97,520	3,166,474

MFS Core Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer			Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Progress Energy, Inc.			84,900	$3,014,799
Public Service Enterprise Group, Inc.			89,170	2,841,848
Wisconsin Energy Corp.			61,780	2,437,839

				$21,830,079

Total Common Stocks				$618,678,035

	Strike Price	First Exercise
Warrants – 0.0%
Medical Equipment – 0.0%
NxStage Medical, Inc. (1 share for 1 warrant) (a)(z)	$5.50	5/23/13	68,480	$169,902
Money Market Funds (v) – 1.5%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value			9,047,782	$9,047,782
Collateral for Securities Loaned – 0.3%
Navigator Securities Lending Prime Portfolio, at Net Asset Value			1,762,500	$1,762,500

Total Investments				$629,658,219

Securities Sold Short – (0.3)%
Chemicals – (0.3)%
Potash Corp. of Saskatchewan, Inc. (a)			(16,500)	$(1,911,360)
Other Assets, Less Liabilities – (0.5)%				(3,007,261)

Net Assets – 100.0%				$626,650,958

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At May 31, 2009, the value of securities pledged amounted to $2,907,600.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Euro Dekania Ltd.	3/08/07-6/25/07	$7,015,361	$1,057,479
NxStage Medical, Inc.	5/22/08	1,352,874	1,188,128
NxStage Medical, Inc. (Warrants)	5/22/08	187,933	169,902

Total Restricted Securities			$2,415,509
% of Net Assets			0.4%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Core Equity Fund

Supplemental Information (Unaudited) 5/31/09

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of May 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$624,866,013	$3,734,727	$1,057,479	$629,658,219
Short sales	$(1,911,360)	$—	$—	$(1,911,360)
Other Financial Instruments	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 8/31/08	$3,519,098	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation	(2,461,619)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 5/31/09	$1,057,479	$—

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$734,752,373

Gross unrealized appreciation	$29,018,871
Gross unrealized depreciation	(134,113,025)

Net unrealized appreciation (depreciation)	$(105,094,154)

MFS Core Equity Fund

Supplemental Information (Unaudited) 5/31/09 - continued

(3)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	58,673,745	(49,625,963)	9,047,782

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$7,065	$9,047,782

MFS® Core Growth Fund

5/31/09
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09

Issuer	Shares/Par	Value ($)
Common Stocks – 97.1%
Aerospace – 3.0%
Goodrich Corp.	214,500	$10,411,829
Honeywell International, Inc.	268,400	8,900,143
Lockheed Martin Corp.	117,610	9,835,723
Precision Castparts Corp.	92,400	7,629,468
United Technologies Corp.	139,300	7,328,573

		$44,105,736

Apparel Manufacturers – 0.7%
Coach, Inc.	216,200	$5,679,574
NIKE, Inc., “B”	72,080	4,112,164

		$9,791,738

Biotechnology – 2.9%
Celgene Corp. (a)	109,130	$4,609,651
Genzyme Corp. (a)	368,470	21,791,316
Gilead Sciences, Inc. (a)	258,970	11,161,607
Life Technologies Corp. (a)	136,600	5,297,348

		$42,859,922

Broadcasting – 0.9%
Walt Disney Co.	552,600	$13,383,972

Brokerage & Asset Managers – 2.7%
Affiliated Managers Group, Inc. (a)	159,600	$8,955,156
Charles Schwab Corp.	437,730	7,704,048
CME Group, Inc.	51,310	16,503,348
IntercontinentalExchange, Inc. (a)	63,430	6,837,120

		$39,999,672

Business Services – 5.0%
Accenture Ltd., “A”	418,540	$12,526,902
Cognizant Technology Solutions Corp., “A” (a)	277,400	6,987,706
Dun & Bradstreet Corp.	182,410	14,919,314
MasterCard, Inc., “A”	55,350	9,759,866
Visa, Inc., “A”	199,640	13,517,624
Western Union Co.	1,002,600	17,675,838

		$75,387,250

Cable TV – 0.7%
DIRECTV Group, Inc. (a)	479,840	$10,796,400

Chemicals – 1.7%
3M Co.	203,830	$11,638,693
Ecolab, Inc.	234,830	8,770,901
Monsanto Co.	60,620	4,979,933

		$25,389,527

Computer Software – 6.1%
Adobe Systems, Inc. (a)	746,850	$21,046,233
Akamai Technologies, Inc. (a)	204,340	4,548,608
Autodesk, Inc. (a)	145,820	3,129,297
Citrix Systems, Inc. (a)	277,130	8,704,653
Intuit, Inc. (a)	193,500	5,267,070
Microsoft Corp.	543,500	11,353,715
Oracle Corp.	1,044,086	20,453,645
VeriSign, Inc. (a)	690,290	16,159,689

		$90,662,910

Computer Software - Systems – 6.7%
Apple, Inc. (a)	394,850	$53,624,579
EMC Corp. (a)	297,800	3,499,150

1

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Hewlett-Packard Co.	531,210	$18,247,064
International Business Machines Corp.	231,750	24,630,390

		$100,001,183

Construction – 0.2%
Sherwin-Williams Co.	65,900	$3,479,520

Consumer Goods & Services – 2.6%
Apollo Group, Inc., “A” (a)	120,650	$7,130,415
Avon Products, Inc.	233,200	6,193,792
Colgate-Palmolive Co.	230,490	15,200,816
Estee Lauder Cos., Inc., “A”	90,900	3,006,972
priceline.com, Inc. (a)	67,810	7,466,559

		$38,998,554

Containers – 0.4%
Owens-Illinois, Inc. (a)	229,700	$6,576,311

Electrical Equipment – 1.4%
Danaher Corp.	269,060	$16,237,771
Tyco Electronics Ltd.	307,500	5,341,275

		$21,579,046

Electronics – 3.7%
Broadcom Corp., “A” (a)	386,800	$9,855,664
First Solar, Inc. (a)	19,300	3,667,000
Intel Corp.	1,039,900	16,347,228
Marvell Technology Group Ltd. (a)	329,170	3,762,413
MEMC Electronic Materials, Inc. (a)	236,300	4,558,227
Samsung Electronics Co. Ltd.	21,228	9,518,149
Texas Instruments, Inc.	365,400	7,088,760

		$54,797,441

Energy - Independent – 3.0%
Anadarko Petroleum Corp.	259,890	$12,417,544
Occidental Petroleum Corp.	161,000	10,804,710
Southwestern Energy Co. (a)	331,880	14,426,824
XTO Energy, Inc.	171,900	7,352,163

		$45,001,241

Energy - Integrated – 2.6%
Exxon Mobil Corp.	135,400	$9,389,990
Hess Corp.	197,300	13,138,207
Petroleo Brasileiro S.A., ADR	386,150	17,002,185

		$39,530,382

Engineering - Construction – 0.3%
Fluor Corp.	82,600	$3,880,548

Entertainment – 0.8%
DreamWorks Animation, Inc., “A” (a)	411,100	$11,453,246

Food & Beverages – 3.1%
Coca-Cola Co.	345,800	$16,999,528
General Mills, Inc.	112,160	5,740,349
PepsiCo, Inc.	455,080	23,686,914

		$46,426,791

Food & Drug Stores – 0.9%
CVS Caremark Corp.	197,556	$5,887,169
Walgreen Co.	265,330	7,904,181

		$13,791,350

2

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 1.0%
International Game Technology	465,700	$8,084,552
Starwood Hotels & Resorts Worldwide, Inc.	272,900	6,677,863

		$14,762,415

General Merchandise – 3.1%
Kohl’s Corp. (a)	117,300	$4,981,731
Target Corp.	395,870	15,557,691
Wal-Mart Stores, Inc.	514,620	25,597,199

		$46,136,621

Health Maintenance Organizations – 0.4%
UnitedHealth Group, Inc.	210,400	$5,596,640

Insurance – 0.6%
Aflac, Inc.	270,300	$9,595,650

Internet – 3.8%
Google, Inc., “A” (a)	129,625	$54,083,439
Yahoo!, Inc. (a)	147,700	2,339,568

		$56,423,007

Machinery & Tools – 0.5%
Cummins, Inc.	224,300	$7,274,049

Major Banks – 4.8%
Bank of America Corp.	217,500	$2,451,225
Bank of New York Mellon Corp.	386,900	10,748,082
Goldman Sachs Group, Inc.	145,400	21,020,478
JPMorgan Chase & Co.	207,900	7,671,510
Morgan Stanley	508,400	15,414,688
State Street Corp.	316,300	14,692,135

		$71,998,118

Medical & Health Technology & Services – 2.8%
Express Scripts, Inc. (a)	266,290	$17,055,875
Medco Health Solutions, Inc. (a)	530,140	24,328,125

		$41,384,000

Medical Equipment – 3.9%
Baxter International, Inc.	174,540	$8,934,703
Becton, Dickinson & Co.	134,800	9,123,264
DENTSPLY International, Inc.	193,590	5,664,443
Medtronic, Inc.	173,000	5,942,550
St. Jude Medical, Inc. (a)	585,790	22,857,526
Thermo Fisher Scientific, Inc. (a)	134,400	5,229,504

		$57,751,990

Metals & Mining – 1.1%
BHP Billiton Ltd., ADR	202,210	$11,372,290
Nucor Corp.	122,100	5,361,411

		$16,733,701

Network & Telecom – 5.8%
Cisco Systems, Inc. (a)	1,433,900	$26,527,150
Corning, Inc.	363,260	5,339,922
Juniper Networks, Inc. (a)	404,280	9,997,844
Nokia Corp., ADR	771,610	11,805,633
QUALCOMM, Inc.	629,580	27,443,392
Research in Motion Ltd. (a)	73,110	5,749,370

		$86,863,311

Oil Services – 3.0%
Halliburton Co.	501,800	$11,506,274

3

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – continued
Noble Corp.	245,500	$8,437,835
Transocean, Inc. (a)	139,170	11,061,232
Weatherford International Ltd. (a)	690,220	14,287,554

		$45,292,895

Personal Computers & Peripherals – 0.4%
NetApp, Inc. (a)	72,320	$1,410,240
Nuance Communications, Inc. (a)	373,110	4,626,564

		$6,036,804

Pharmaceuticals – 3.9%
Abbott Laboratories	522,090	$23,525,375
Allergan, Inc.	192,830	8,509,588
Johnson & Johnson	93,460	5,155,254
Teva Pharmaceutical Industries Ltd., ADR	442,720	20,524,499

		$57,714,716

Pollution Control – 0.3%
Republic Services, Inc.	199,690	$4,550,935

Printing & Publishing – 0.5%
McGraw-Hill Cos., Inc.	271,800	$8,178,462

Railroad & Shipping – 0.6%
Union Pacific Corp.	167,400	$8,247,798

Restaurants – 2.4%
McDonald’s Corp.	401,880	$23,706,901
YUM! Brands, Inc.	328,300	11,369,029

		$35,075,930

Specialty Chemicals – 1.7%
Air Products & Chemicals, Inc.	276,350	$17,901,953
Praxair, Inc.	101,490	7,429,068

		$25,331,021

Specialty Stores – 3.4%
Abercrombie & Fitch Co., “A”	185,800	$5,594,438
Advance Auto Parts, Inc.	66,700	2,840,753
Amazon.com, Inc. (a)	217,970	16,999,480
Lowe’s Cos., Inc.	329,500	6,263,795
Nordstrom, Inc.	414,500	8,161,505
Staples, Inc.	506,480	10,357,516

		$50,217,487

Telecommunications - Wireless – 0.7%
America Movil S.A.B. de C.V., “L”, ADR	142,800	$5,473,524
MetroPCS Communications, Inc. (a)	161,900	2,773,347
Sprint Nextel Corp. (a)	533,800	2,749,070

		$10,995,941

Telephone Services – 0.4%
American Tower Corp., “A” (a)	192,690	$6,141,030

Tobacco – 1.2%
Philip Morris International, Inc.	436,390	$18,607,670

Trucking – 1.1%
Expeditors International of Washington, Inc.	271,930	$8,922,023
United Parcel Service, Inc., “B”	145,130	7,421,948

		$16,343,971

Utilities - Electric Power – 0.3%
AES Corp. (a)	466,600	$4,661,334

4

MFS Core Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued

Total Common Stocks		$1,449,808,236

Money Market Funds (v) – 2.5%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	37,883,330	$37,883,330

Total Investments		$1,487,691,566

Other Assets, Less Liabilities – 0.4%		5,534,168

Net Assets – 100.0%		$1,493,225,734

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS Core Growth Fund

Supplemental Information (Unaudited) 5/31/09

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of May 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$1,478,173,417	$9,518,149	$—	$1,487,691,566
Other Financial Instruments	$—	$—	$—	$—

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,583,215,930

Gross unrealized appreciation	$64,459,394
Gross unrealized depreciation	(159,983,758)

Net unrealized appreciation (depreciation)	$(95,524,364)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	1,194,277,560	(1,156,394,230)	37,883,330

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$125,620	$37,883,330

6

MFS® Cash Reserve Fund

5/31/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Cash Reserve Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09

Issuer	Shares/Par	Value ($)
Certificates of Deposit – 8.3%
Major Banks – 8.3%
BNP Paribas, NY, 0.58%, due 6/08/09	$22,038,000	$22,038,000
Credit Agricole S.A., 0.45%, due 8/07/09	21,100,000	21,100,000
Royal Bank Of Canada, 0.24%, due 8/10/09	13,900,000	13,900,000

Total Certificates of Deposit, at Amortized Cost and Value		$57,038,000

Commercial Paper (y) – 62.5%
Automotive – 3.0%
Toyota Motor Credit Corp., 0.35%, due 8/24/09	$20,683,000	$20,666,108

Consumer Goods & Services – 5.4%
Colgate Palmolive Co., 0.15%, due 6/30/09 (t)	$20,000,000	$19,997,583
Kimberly-Clark Corp., 0.16%, due 6/08/09 (t)	16,781,000	16,780,478

		$36,778,061

Financial Institutions – 2.5%
General Electric Capital Corp., 0.25%, due 6/26/09	$17,092,000	$17,089,033

Food & Beverages – 2.2%
Coca-Cola Co., 0.23%, due 6/22/09 (t)	$15,300,000	$15,297,947

International Market Quasi-Sovereign – 3.1%
Westpac Banking Corp., 0.42%, due 8/06/09	$4,210,000	$4,206,758
Westpac Banking Corp., 0.23%, due 6/11/09	16,920,000	16,918,919

		$21,125,677

Machinery & Tools – 3.2%
Deere & Co., 0.33%, due 6/29/09 (t)	$13,209,000	$13,205,610
Deere & Co., 0.5%, due 6/01/09 (t)	9,000,000	9,000,000

		$22,205,610

Major Banks – 15.2%
Abbey National North America LLC, 0.3%, due 7/06/09	$21,180,000	$21,173,822
Bankamerica Corp., 0.35%, due 6/09/09	21,073,000	21,071,361
CBA Finance, Inc., 0.3%, due 8/17/09	20,850,000	20,836,621
JP Morgan Chase Funding, Inc., 0.35%, due 8/17/09	20,790,000	20,774,436
Societe Generale North America, Inc., 0.23%, due 6/01/09	20,507,000	20,507,000

		$104,363,240

Medical Equipment – 3.1%
Merck & Co., Inc., 0.27%, due 6/12/09	$12,042,000	$12,041,007
Merck & Co., Inc., 0.22%, due 6/15/09	4,371,000	4,370,626
Merck & Co., Inc., 0.25%, due 7/20/09	4,946,000	4,944,317

		$21,355,950

Other Banks & Diversified Financials – 18.7%
Bank Of Nova Scotia, 0.32%, due 7/01/09	$21,279,000	$21,273,326
Citigroup Funding, Inc., 0.3%, due 7/27/09	21,180,000	21,170,116
HSBC USA, Inc., 0.27%, due 6/11/09	20,844,100	20,842,537
Nordea North America, Inc., 0.31%, due 7/15/09	12,661,000	12,656,203
Nordea North America, Inc., 0.32%, due 7/14/09	8,210,000	8,206,862
Rabobank USA Financial Corp., 0.62%, due 6/17/09	22,900,000	22,893,690
UBS Finance Delaware LLC, 0.525%, due 7/27/09	20,683,000	20,666,109

		$127,708,843

Pharmaceuticals – 6.1%
Johnson & Johnson, 0.2%, due 8/13/09 (t)	$20,800,000	$20,791,564
Pfizer, Inc., 0.22%, due 8/04/09 (t)	845,000	844,670
Pfizer, Inc., 0.36%, due 6/11/09 (t)	20,000,000	19,998,000

		$41,634,234

Total Commercial Paper, at Amortized Cost and Value		$428,224,703

1

MFS Cash Reserve Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 16.4%
Fannie Mae, 0.58%, due 10/13/09	$35,440,000	$35,363,489
Fannie Mae, 0.15%, due 6/30/09	10,000,000	9,998,792
Federal Home Loan Bank, 0.45%, due 7/13/09	31,708,000	31,691,353
Freddie Mac, 0.5%, due 7/20/09	35,000,000	34,976,181

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$112,029,815

Repurchase Agreements – 12.9%
Bank of America Corp., 0.15%, dated 5/29/09, due 6/01/09, total to be received $19,929,249 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $20,325,912 in a jointly traded account)	$19,929,000	$19,929,000
Goldman Sachs, 0.16%, dated 5/29/09, due 6/01/09, total to be received $68,356,911 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities valued at $69,723,129 in a jointly traded account)	68,356,000	68,356,000

Total Repurchase Agreements, at Cost		$88,285,000

Total Investments, at Amortized Cost and Value		$685,577,518

Other Assets, Less Liabilities – (0.1)%		(566,131)

Net Assets – 100.0%		$685,011,387

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $685,577,518.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

MFS Cash Reserve Fund

Supplemental Information (Unaudited) 5/31/09

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of May 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$685,577,518	$—	$685,577,518
Other Financial Instruments	$—	$—	$—	$—

3

MFS® New Discovery Fund

5/31/09
Quarterly portfolio holdings

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09

Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Airlines – 0.8%
Copa Holdings S.A., “A” (a)	114,040	$3,970,871

Apparel Manufacturers – 0.4%
Stella International Holdings	1,128,000	$1,897,924

Biotechnology – 0.3%
Luminex Corp. (a)	79,300	$1,256,904

Brokerage & Asset Managers – 2.3%
BM&F Bovespa S.A.	714,500	$4,132,452
Bolsa Mexicana de Valores S.A. (a)	1,434,700	1,263,477
IntercontinentalExchange, Inc. (a)	29,980	3,231,544
Thomas Weisel Partners Group (a)	195,018	978,990
TradeStation Group, Inc. (a)	225,774	1,851,347

		$11,457,810

Business Services – 5.2%
ATA, Inc., ADR (a)	125,500	$752,373
Concur Technologies, Inc. (a)	218,910	6,457,845
Constant Contact, Inc. (a)	166,920	2,936,123
Copart, Inc. (a)	218,130	6,694,410
CoStar Group, Inc. (a)	128,080	4,566,052
Kroton Educacional S.A., IEU	88,900	708,905
Ultimate Software Group, Inc. (a)	201,210	4,086,575

		$26,202,283

Chemicals – 0.7%
Nalco Holding Co.	210,010	$3,645,774

Computer Software – 5.3%
ANSYS, Inc. (a)	129,970	$3,880,904
Blackboard, Inc. (a)	182,700	5,265,414
CommVault Systems, Inc. (a)	370,800	4,579,380
Guidance Software, Inc. (a)	201,232	643,942
NetSuite, Inc. (a)	63,670	736,025
Salesforce.com, Inc. (a)	130,570	4,955,132
SolarWinds, Inc. (a)	141,350	2,120,250
SPSS, Inc. (a)	126,670	4,226,978

		$26,408,025

Computer Software - Systems – 0.8%
Deltek, Inc. (a)	167,750	$679,388
PROS Holdings, Inc. (a)	421,960	3,363,021

		$4,042,409

Construction – 2.2%
NVR, Inc. (a)	20,560	$10,175,144
Urbi Desarrollos Urbanos S.A. de C.V. (a)	754,070	1,045,920

		$11,221,064

Consumer Goods & Services – 3.2%
Capella Education Co. (a)	70,760	$3,692,964
Dabur India Ltd.	483,600	1,133,686
Hengan International Group Co. Ltd.	454,000	2,074,046
Monster Worldwide, Inc. (a)	281,690	3,290,139
Natura Cosmeticos S.A.	140,800	1,853,385
Strayer Education, Inc.	20,240	3,729,625

		$15,773,845

Electrical Equipment – 2.4%
Acuity Brands, Inc.	87,890	$2,388,850
Baldor Electric Co.	149,160	3,459,020

1

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
Mettler-Toledo International, Inc. (a)	47,940	$3,412,849
MSC Industrial Direct Co., Inc., “A”	75,960	2,763,425

		$12,024,144

Electronics – 7.1%
ARM Holdings PLC	4,287,790	$7,448,600
ASML Holding N.V.	177,180	3,667,626
Hittite Microwave Corp. (a)	176,570	6,335,332
MEMC Electronic Materials, Inc. (a)	418,890	8,080,388
NetLogic Microsystems, Inc. (a)	127,240	4,163,293
Silicon Laboratories, Inc. (a)	111,100	3,735,182
Stratasys, Inc. (a)	197,810	2,069,093

		$35,499,514

Energy - Independent – 5.8%
Arena Resources, Inc. (a)	145,380	$5,207,512
Continental Resources, Inc. (a)	187,690	5,557,501
Denbury Resources, Inc. (a)	266,090	4,574,087
EXCO Resources, Inc. (a)	386,760	5,952,236
Petrohawk Energy Corp. (a)	140,850	3,549,420
Ultra Petroleum Corp. (a)	95,510	4,324,693

		$29,165,449

Engineering - Construction – 4.4%
North American Energy Partners, Inc. (a)	996,350	$6,884,779
Quanta Services, Inc. (a)	343,259	7,829,738
Team, Inc. (a)	511,785	7,241,758

		$21,956,275

Food & Beverages – 1.5%
Hain Celestial Group, Inc. (a)	204,630	$3,513,497
Mead Johnson Nutrition Co., “A” (a)	120,470	3,753,845

		$7,267,342

Forest & Paper Products – 0.7%
Universal Forest Products, Inc.	120,360	$3,666,166

Gaming & Lodging – 3.1%
Genting Berhad	890,600	$1,394,056
International Game Technology	523,420	9,086,571
Orient-Express Hotels Ltd., “A”	672,900	4,791,048

		$15,271,675

Health Maintenance Organizations – 0.3%
OdontoPrev S.A.	84,300	$1,358,157

Internet – 4.9%
Dealertrack Holdings, Inc. (a)	401,310	$5,758,799
Omniture, Inc. (a)	533,190	6,302,306
Rackspace Hosting, Inc. (a)	182,500	2,129,775
TechTarget, Inc. (a)	950,360	3,820,447
Vocus, Inc. (a)	333,590	6,374,905

		$24,386,232

Leisure & Toys – 0.5%
THQ, Inc. (a)	392,400	$2,523,132

Machinery & Tools – 5.0%
Actuant Corp., “A”	380,190	$4,668,733
Albany International Corp.	173,370	2,314,490
Colfax Corp. (a)	445,120	3,623,277
Kennametal, Inc.	263,750	4,979,600

2

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Polypore International, Inc. (a)	572,647	$5,692,111
Ritchie Bros. Auctioneers, Inc.	163,920	3,753,768

		$25,031,979

Medical & Health Technology & Services – 9.4%
athenahealth, Inc. (a)	151,230	$4,564,121
Diagnosticos da America S.A. (a)	267,300	4,606,700
Genoptix, Inc. (a)	78,790	2,291,213
Healthcare Services Group, Inc.	154,450	2,699,786
IDEXX Laboratories, Inc. (a)	197,270	8,255,750
IPC The Hospitalist Co., Inc. (a)	187,507	4,668,924
LCA-Vision, Inc. (a)	503,890	3,129,157
Medassets, Inc. (a)	349,790	5,530,180
MEDNAX, Inc. (a)	139,550	5,651,775
MWI Veterinary Supply, Inc. (a)	197,706	5,778,946

		$47,176,552

Medical Equipment – 7.4%
Align Technology, Inc. (a)	96,550	$1,142,187
AtriCure, Inc. (a)	97,870	236,845
Conceptus, Inc. (a)	337,420	5,348,107
DENTSPLY International, Inc.	205,990	6,027,267
Dexcom, Inc. (a)	316,000	1,756,960
Edwards Lifesciences Corp. (a)	45,380	2,897,059
Insulet Corp. (a)	147,630	1,067,365
Mindray Medical International Ltd., ADR	332,650	7,654,277
NxStage Medical, Inc. (a)	873,061	3,029,522
ResMed, Inc. (a)	159,410	5,909,329
Thoratec Corp. (a)	81,280	2,038,502

		$37,107,420

Metals & Mining – 2.4%
Cameco Corp.	177,880	$4,909,488
Century Aluminum Co. (a)	234,470	1,409,165
Cliffs Natural Resources, Inc.	160,230	4,366,268
Freeport-McMoRan Copper & Gold, Inc.	27,320	1,487,028

		$12,171,949

Network & Telecom – 2.7%
Ciena Corp. (a)	653,100	$7,184,100
NICE Systems Ltd., ADR (a)	126,948	2,914,726
Polycom, Inc. (a)	198,530	3,436,554

		$13,535,380

Oil Services – 2.2%
Dresser-Rand Group, Inc. (a)	218,560	$6,119,680
Helmerich & Payne, Inc.	93,070	3,254,658
Natural Gas Services Group, Inc. (a)	101,700	1,511,262

		$10,885,600

Other Banks & Diversified Financials – 3.0%
City National Corp.	86,630	$3,168,059
People’s United Financial, Inc.	290,680	4,592,744
Redecard S.A.	97,100	1,419,291
Signature Bank (a)	169,150	4,575,508
SVB Financial Group (a)	44,500	1,199,275

		$14,954,877

Personal Computers & Peripherals – 1.4%
Nuance Communications, Inc. (a)	574,059	$7,118,332

3

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer			Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 0.8%
Cadence Pharmaceuticals, Inc. (a)			136,113	$1,442,798
Genomma Lab Internacional S.A., “B” (a)			1,414,100	1,339,809
Inspire Pharmaceuticals, Inc. (a)			267,650	1,097,365

				$3,879,972

Printing & Publishing – 2.2%
Morningstar, Inc. (a)			58,720	$2,432,182
MSCI, Inc., “A” (a)			284,520	6,051,740
VistaPrint Ltd. (a)			60,800	2,328,032

				$10,811,954

Railroad & Shipping – 0.6%
Diana Shipping, Inc.			175,650	$3,166,970

Real Estate – 0.8%
Jones Lang LaSalle, Inc., REIT			119,650	$4,193,733

Restaurants – 0.9%
McCormick & Schmick’s Seafood Restaurant, Inc. (a)			683,016	$4,712,810

Special Products & Services – 0.3%
Asian Paints Ltd.			63,207	$1,448,871

Specialty Stores – 4.9%
Abercrombie & Fitch Co., “A”			72,730	$2,189,900
Citi Trends, Inc. (a)			37,757	973,375
Ctrip.com International Ltd., ADR			140,450	5,751,428
Dufry South America Ltd., BDR			178,380	2,089,682
hhgregg, Inc. (a)			59,470	984,229
Lumber Liquidators, Inc. (a)			236,670	3,585,551
Monro Muffler Brake, Inc.			41,405	1,106,342
Tiffany & Co.			60,210	1,708,158
Zumiez, Inc. (a)			673,360	6,006,371

				$24,395,036

Trucking – 2.6%
J.B. Hunt Transport Services, Inc.			113,800	$3,497,074
Landstar System, Inc.			162,840	6,187,920
Old Dominion Freight Lines, Inc. (a)			111,440	3,281,908

				$12,966,902

Utilities - Electric Power – 1.0%
ITC Holdings Corp.			113,560	$4,870,588

Total Common Stocks				$497,423,920

	Strike Price	First Exercise
Warrants – 0.0%
Alcoholic Beverages – 0.0%
Castle Brands, Inc. (1 share for 1 warrant) (a)(z)	$6.57	5/08/07	110,880	$2,439

Money Market Funds (v) – 0.2%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value			973,592	$973,592

Total Investments				$498,399,951

Other Assets, Less Liabilities – 0.3%				1,633,232

Net Assets – 100.0%				$500,033,183

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

4

MFS New Discovery Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

Restricted Security	Acquisition Date	Cost	Current Market Value
Castle Brands, Inc. (Warrants)	4/18/07	$155,725	$2,439
% of Net Assets			0.0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
BDR	Brazilian Depository Receipt
IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

MFS New Discovery Fund

Supplemental Information (Unaudited) 5/31/09

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of May 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$485,582,882	$12,817,069	$—	$498,399,951
Other Financial Instruments	$—	$—	$—	$—

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$465,437,792

Gross unrealized appreciation	$73,388,747
Gross unrealized depreciation	(40,426,588)

Net unrealized appreciation (depreciation)	$32,962,159

The aggregate cost above includes prior fiscal year end tax adjustments.

(3)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	62,954,749	(61,981,157)	973,592

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,256	$973,592

6

MFS® Research International Fund

5/31/09
Quarterly portfolio holdings

MFS INVESTMENT MANAGEMENT

MFS Research International Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09

Issuer	Shares/Par	Value ($)
Common Stocks – 99.1%
Alcoholic Beverages – 0.9%
Heineken N.V.	698,700	$24,935,034

Apparel Manufacturers – 2.3%
Li & Fung Ltd.	7,746,000	$20,783,230
LVMH Moet Hennessy Louis Vuitton S.A. (l)	569,830	47,373,354

		$68,156,584

Automotive – 0.9%
Bridgestone Corp.	940,500	$14,365,758
Compagnie Generale des Etablissements Michelin	211,930	12,889,525

		$27,255,283

Biotechnology – 0.7%
Actelion Ltd. (a)	393,138	$20,338,191

Broadcasting – 2.1%
Grupo Televisa S.A., ADR	853,320	$15,172,030
WPP Group PLC	5,986,333	44,826,560

		$59,998,590

Brokerage & Asset Managers – 1.3%
Deutsche Boerse AG	176,810	$15,437,341
Julius Baer Holding Ltd.	534,750	22,784,805

		$38,222,146

Business Services – 1.5%
Mitsubishi Corp.	1,454,200	$27,597,500
Nomura Research, Inc.	888,000	16,328,463

		$43,925,963

Computer Software – 1.0%
SAP AG (l)	681,170	$29,324,619

Computer Software - Systems – 2.1%
Acer, Inc.	10,870,000	$19,834,195
Konica Minolta Holdings, Inc.	2,113,000	22,210,593
Ricoh Co. Ltd.	1,353,000	18,729,548

		$60,774,336

Conglomerates – 3.4%
Keppel Corp. Ltd.	10,170,000	$50,804,176
Siemens AG	676,360	49,400,455

		$100,204,631

Construction – 2.8%
Corporacion Moctezuma S.A. de C.V.	1,106,300	$2,182,868
CRH PLC	1,342,430	31,794,979
Duratex S.A., IPS	638,600	6,108,178
Geberit AG	288,652	35,632,375
Urbi Desarrollos Urbanos S.A. de C.V. (a)	3,346,510	4,641,720

		$80,360,120

Consumer Goods & Services – 1.9%
Hengan International Group Co. Ltd.	3,130,000	$14,299,042
Kimberly-Clark de Mexico S.A. de C.V., “A”	2,988,370	11,550,100
Reckitt Benckiser Group PLC	652,850	28,320,156

		$54,169,298

Electrical Equipment – 1.3%
Schneider Electric S.A.	489,983	$36,861,941

Electronics – 2.4%
ARM Holdings PLC	9,175,980	$15,940,195
Samsung Electronics Co. Ltd.	59,040	26,472,182

1

MFS Research International Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Taiwan Semiconductor Manufacturing Co. Ltd.	14,355,000	$26,944,715

		$69,357,092

Energy - Independent – 2.1%
CNOOC Ltd.	6,193,000	$8,187,118
INPEX Corp.	2,750	22,410,896
Nexen, Inc.	541,030	13,256,288
Tullow Oil PLC	1,043,467	16,860,950

		$60,715,252

Energy - Integrated – 8.5%
Eni S.p.A.	2,157,320	$52,223,845
Marathon Oil Corp.	367,690	11,721,957
OAO Gazprom, ADR	386,730	9,084,239
Petroleo Brasileiro S.A., ADR	351,850	15,491,956
Royal Dutch Shell PLC, “A”	2,588,710	69,749,700
TOTAL S.A. (l)	1,530,380	88,583,748

		$246,855,445

Engineering - Construction – 1.2%
JGC Corp.	2,052,000	$34,294,859

Food & Beverages – 3.6%
Groupe Danone	641,456	$31,961,890
Nestle S.A.	2,015,198	73,229,263

		$105,191,153

Food & Drug Stores – 0.7%
Lawson, Inc.	478,900	$19,956,132

Insurance – 5.7%
Allianz SE	269,110	$26,528,995
China Life Insurance	7,887,000	28,853,736
QBE Insurance Group Ltd.	1,143,014	17,901,329
Samsung Fire & Marine Insurance Co. Ltd.	136,617	20,024,772
Storebrand ASA (a)	4,678,360	17,213,070
Swiss Reinsurance Co.	470,160	15,375,172
Zurich Financial Services Ltd.	207,810	38,911,030

		$164,808,104

Machinery & Tools – 3.1%
Assa Abloy AB, “B”	2,600,770	$34,343,114
Bucyrus International, Inc.	931,770	26,723,164
Glory Ltd.	1,469,800	29,055,325

		$90,121,603

Major Banks – 7.1%
Bank of China Ltd.	66,935,000	$30,139,793
BNP Paribas	930,783	64,711,348
DBS Group Holdings Ltd.	735,000	6,019,026
HSBC Holdings PLC	8,819,280	80,543,181
Sumitomo Mitsui Financial Group, Inc.	666,200	25,786,566

		$207,199,914

Medical Equipment – 1.1%
Smith & Nephew PLC	2,715,277	$19,803,603
Synthes, Inc.	109,600	11,267,686

		$31,071,289

Metals & Mining – 2.0%
BHP Billiton PLC	2,440,670	$58,470,086

2

MFS Research International Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 2.1%
Gaz de France	1,301,086	$51,293,598
Tokyo Gas Co. Ltd.	2,468,000	9,069,298

		$60,362,896

Network & Telecom – 1.0%
Nokia Oyj	2,002,160	$30,665,521

Oil Services – 0.5%
Saipem S.p.A.	564,730	$14,421,653

Other Banks & Diversified Financials – 8.5%
Aeon Credit Service Co. Ltd.	2,178,900	$28,850,801
Bank of Cyprus Public Co. Ltd.	4,124,220	32,462,627
Chiba Bank Ltd.	3,201,000	19,486,542
China Construction Bank	50,492,000	32,950,152
HDFC Bank Ltd., ADR	219,810	21,871,095
Itau Unibanco Banco Multiplo S.A., ADR	1,236,011	19,837,977
Shizuoka Bank Ltd.	1,704,000	16,558,571
UBS AG (a)	2,223,748	33,619,784
Unione di Banche Italiane ScpA	2,969,677	41,211,664

		$246,849,213

Pharmaceuticals – 6.6%
Bayer AG (l)	598,150	$33,993,291
Daiichi Sankyo Co. Ltd.	1,665,300	31,093,290
Merck KGaA	444,760	42,825,721
Roche Holding AG	533,130	72,695,007
Santen, Inc.	401,600	12,259,694

		$192,867,003

Precious Metals & Minerals – 1.2%
Lihir Gold Ltd. (a)	6,004,411	$15,579,850
Paladin Resources Ltd. (a)(l)	4,466,391	18,136,278

		$33,716,128

Printing & Publishing – 0.5%
Reed Elsevier PLC	1,871,420	$15,191,975

Railroad & Shipping – 1.2%
East Japan Railway Co.	579,900	$34,641,205

Real Estate – 1.5%
Shimao Property Holdings Ltd.	6,445,500	$11,097,252
Sun Hung Kai Properties Ltd.	2,527,000	31,569,807

		$42,667,059

Specialty Chemicals – 3.8%
Akzo Nobel N.V.	1,024,220	$47,735,539
Linde AG (l)	575,980	48,114,850
Symrise AG	1,013,740	15,209,269

		$111,059,658

Specialty Stores – 1.8%
Esprit Holdings Ltd.	2,720,700	$17,284,592
Industria de Diseno Textil S.A.	800,540	36,129,755

		$53,414,347

Telecommunications - Wireless – 4.0%
America Movil S.A.B. de C.V., “L”, ADR	734,220	$28,142,653
KDDI Corp.	3,912	20,446,851
Rogers Communications, Inc., “B”	424,960	12,619,376
Vodafone Group PLC	29,675,550	55,846,279

		$117,055,159

3

MFS Research International Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer				Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 1.9%
China Unicom Ltd.				11,150,000	$13,792,597
Royal KPN N.V.				3,262,320	42,918,557

					$56,711,154

Tobacco – 0.7%
Japan Tobacco, Inc.				7,589	$21,932,985

Trucking – 1.7%
TNT N.V.				531,838	$10,462,342
Yamato Holdings Co. Ltd.				3,038,000	37,842,435

					$48,304,777

Utilities - Electric Power – 2.4%
E.ON AG				1,972,823	$69,753,744

Total Common Stocks					$2,882,182,142

	Strike Price		First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Unione di Banche Italiane ScpA (1 share for 20 warrants) (a)	EUR	12.30	6/01/11	2,944,819	$514,891

Money Market Funds (v) – 1.1%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value				31,109,161	$31,109,161

Collateral for Securities Loaned – 2.1%
Navigator Securities Lending Prime Portfolio, at Net Asset Value				59,794,558	$59,794,558

Total Investments					$2,973,600,752

Other Assets, Less Liabilities – (2.3)%					(65,699,889)

Net Assets – 100.0%					$2,907,900,863

(a)	Non-income producing security.

(l)	All or a portion of this security is on loan.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

MFS Research International Fund

Supplemental Information (Unaudited) 5/31/09

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of May 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$504,630,380	$2,468,970,372	$—	$2,973,600,752
Other Financial Instruments	$—	$—	$—	$—

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$3,118,127,091

Gross unrealized appreciation	$217,748,753
Gross unrealized depreciation	(362,275,092)

Net unrealized appreciation (depreciation)	$(144,526,339)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	424,107,625	(392,998,464)	31,109,161

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$41,776	$31,109,161

5

MFS Research International Fund

Supplemental Information (Unaudited) 5/31/09 - continued

(4)	Country Weightings

Country weighting percentages of portfolio holdings based on total net assets as of May 31, 2009, are as follows:

Japan	15.9%
United Kingdom	14.0%
France	11.5%
Germany	11.4%
Switzerland	11.1%
China	4.8%
Netherlands	4.3%
Italy	3.7%
Hong Kong	2.4%
Other Countries	20.9%

6

MFS® Technology Fund

5/31/09
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Technology Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09

Issuer	Shares/Par	Value ($)
Common Stocks – 94.0%
Business Services – 8.4%
Cognizant Technology Solutions Corp., “A” (a)	77,600	$1,954,745
MasterCard, Inc., “A”	11,600	2,045,428
Paychex, Inc.	86,800	2,375,716
Western Union Co.	135,000	2,380,050

		$8,755,939

Cable TV – 1.4%
DIRECTV Group, Inc. (a)	64,300	$1,446,750

Computer Software – 18.4%
Adobe Systems, Inc. (a)	72,200	$2,034,596
Akamai Technologies, Inc. (a)	52,300	1,164,198
Autodesk, Inc. (a)	45,000	965,700
MicroStrategy, Inc., “A” (a)(p)(s)	108,440	5,074,992
MSC.Software Corp. (a)	574,787	4,155,710
Oracle Corp.	67,100	1,314,489
Parametric Technology Corp. (a)	213,700	2,474,646
SolarWinds, Inc. (a)	12,220	183,300
VeriSign, Inc. (a)	80,006	1,872,940

		$19,240,571

Computer Software - Systems – 14.0%
Apple, Inc. (a)(p)(s)	37,740	$5,125,469
Dell, Inc. (a)	176,100	2,039,238
Hewlett-Packard Co. (p)(s)	153,600	5,276,160
Nintendo Co. Ltd.	8,375	2,275,264

		$14,716,131

Consumer Goods & Services – 1.9%
Alibaba.com Corp. (a)(z)	553,000	$1,088,732
Monster Worldwide, Inc. (a)	77,900	909,872

		$1,998,604

Electrical Equipment – 2.1%
Tyco Electronics Ltd.	126,000	$2,188,620

Electronics – 22.9%
ASML Holding N.V.	52,900	$1,095,030
First Solar, Inc. (a)	8,900	1,691,000
Flextronics International Ltd. (a)	1,235,212	4,891,440
Intel Corp.	191,366	3,008,274
Marvell Technology Group Ltd. (a)	269,866	3,084,568
MEMC Electronic Materials, Inc. (a)	104,000	2,006,160
National Semiconductor Corp.	122,500	1,700,300
Samsung Electronics Co. Ltd., GDR	29,154	6,520,159

		$23,996,931

Internet – 8.2%
Bankrate, Inc. (a)	26,600	$800,926
Google, Inc., “A” (a)	12,345	5,150,704
Omniture, Inc. (a)	85,500	1,010,610
Tencent Holdings Ltd.	148,600	1,664,472

		$8,626,712

Leisure & Toys – 3.3%
Electronic Arts, Inc. (a)	40,700	$935,693
THQ, Inc. (a)	389,100	2,501,913

		$3,437,606

Network & Telecom – 9.7%
Ciena Corp. (a)	156,300	$1,719,300

1

MFS Technology Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – continued
Cisco Systems, Inc. (a)	235,600	$4,358,600
Nokia Corp., ADR	160,320	2,452,896
Research in Motion Ltd. (a)	20,511	1,612,985

		$10,143,781

Personal Computers & Peripherals – 1.3%
Western Digital Corp. (a)	56,300	$1,399,055

Specialty Stores – 2.4%
Amazon.com, Inc. (a)	17,700	$1,380,423
Ctrip.com International Ltd., ADR	26,500	1,085,175

		$2,465,598

Total Common Stocks		$98,416,298

Convertible Bonds – 3.8%
Computer Software – 1.0%
Verisign, Inc., 3.25%, 2037	$1,300,000	$1,048,125

Electronics – 1.8%
RF Micro Devices, Inc., 1%, 2014	$3,078,000	$1,931,445

Leisure & Toys – 1.0%
Take-Two Interactive Software, Inc., 4.375%, 2014	$982,000	$1,023,637

Total Convertible Bonds		$4,003,207

Money Market Funds (v) – 1.9%
MFS Institutional Money Market Portfolio, 0.23%	2,018,771	$2,018,771

Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased – 0.2%
Micronas Semiconductor Holding AG – June 2009 @ $20 (a)	2,101	$81,939
Marvell Technology Group Ltd. – July 2009 @ $11 (a)	1,693	110,045

Total Put Options Purchased		$191,984

Total Investments		$104,630,260

	Shares/Par
Put Options Written – 0.0%
Microsoft Corp. – June 2009 @ $19	(660)	$(6,600)

Securities Sold Short – (1.3)%
Computer Software – (1.3)%
Microsoft Corp.	(66,000)	$(1,378,740)

Other Assets, Less Liabilities – 1.4%		1,474,326

Net Assets – 100.0%		$104,719,246

2

MFS Technology Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

(a)	Non-income producing security.

(p)	Security or a portion of the security was pledged to cover collateral requirements for written options. At May 31, 2009, the value of securities pledged amounted to $6,409.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At May 31, 2009, the value of securities pledged amounted to $1,338,881.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
Alibaba.com Corp.	5/5/09	$706,871	$1,088,732
% of Net Assets			1.0%

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Technology Fund

Supplemental Information (Unaudited) 5/31/09

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of May 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$89,078,426	$15,551,834	$—	$104,630,260
Short Sales	$(1,378,740)	$—	$—	$(1,378,740)
Other Financial Instruments	$(6,600)	$—	$—	$(6,600)

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$122,958,990

Gross unrealized appreciation	$4,842,483
Gross unrealized depreciation	(23,171,213)

Net unrealized appreciation (depreciation)	$(18,328,730)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	16,055,263	(14,036,492)	2,018,771

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,270	$2,018,771

4

MFS® Value Fund

5/31/09
Quarterly portfolio holdings

MFS Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09

Issuer	Shares/Par	Value ($)
Common Stocks – 98.2%
Aerospace – 8.5%
Lockheed Martin Corp.	4,558,450	$381,223,170
Northrop Grumman Corp.	4,039,820	192,376,228
United Technologies Corp.	2,784,810	146,508,854

		$720,108,252

Alcoholic Beverages – 1.7%
Diageo PLC	7,908,189	$107,955,433
Molson Coors Brewing Co.	774,110	34,053,099

		$142,008,532

Apparel Manufacturers – 1.3%
NIKE, Inc., “B”	1,952,280	$111,377,574

Automotive – 0.4%
Johnson Controls, Inc.	1,793,460	$35,743,658

Broadcasting – 3.5%
Omnicom Group, Inc.	3,715,620	$113,326,410
Walt Disney Co.	5,245,730	127,051,581
WPP Group PLC	7,036,581	52,690,975

		$293,068,966

Brokerage & Asset Managers – 0.2%
Invesco Ltd.	1,224,370	$19,161,391

Business Services – 2.8%
Accenture Ltd., “A”	5,642,900	$168,891,997
Dun & Bradstreet Corp.	319,190	26,106,550
Western Union Co.	2,476,140	43,654,348

		$238,652,895

Chemicals – 2.6%
3M Co.	1,493,700	$85,290,270
PPG Industries, Inc.	3,102,720	137,977,958

		$223,268,228

Computer Software – 1.8%
Oracle Corp.	7,714,210	$151,121,374

Computer Software - Systems – 2.4%
Hewlett-Packard Co.	1,472,220	$50,570,757
International Business Machines Corp.	1,461,650	155,344,162

		$205,914,919

Construction – 1.1%
Pulte Homes, Inc.	3,626,860	$31,916,368
Sherwin-Williams Co.	1,197,360	63,220,608

		$95,136,976

Consumer Goods & Services – 1.3%
Apollo Group, Inc., “A” (a)	122,970	$7,267,527
Procter & Gamble Co.	1,923,062	99,883,840

		$107,151,367

Electrical Equipment – 1.3%
Danaher Corp.	1,096,840	$66,194,294
W.W. Grainger, Inc.	563,550	44,424,647

		$110,618,941

Electronics – 1.9%
Agilent Technologies, Inc. (a)	1,260,120	$22,971,988
Intel Corp.	9,062,880	142,468,474

		$165,440,462

1

MFS Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 4.5%
Apache Corp.	1,503,850	$126,714,401
Devon Energy Corp.	1,589,970	100,549,703
EOG Resources, Inc.	1,055,840	77,276,930
Occidental Petroleum Corp.	1,140,410	76,532,915

		$381,073,949

Energy - Integrated – 9.1%
Chevron Corp.	2,522,874	$168,200,010
ConocoPhillips	1,096,460	50,261,726
Exxon Mobil Corp.	2,809,450	194,835,358
Hess Corp.	1,503,710	100,132,049
TOTAL S.A., ADR	4,474,997	257,983,577

		$771,412,720

Food & Beverages – 3.7%
J.M. Smucker Co.	714,924	$28,782,840
Kellogg Co.	1,551,469	67,101,034
Nestle S.A.	3,405,536	123,752,053
PepsiCo, Inc.	1,802,636	93,827,204

		$313,463,131

Food & Drug Stores – 1.6%
CVS Caremark Corp.	3,068,807	$91,450,449
Kroger Co.	2,124,560	48,439,968

		$139,890,417

General Merchandise – 0.3%
Macy’s, Inc.	2,334,040	$27,261,587

Health Maintenance Organizations – 0.2%
WellPoint, Inc. (a)	419,900	$19,554,743

Insurance – 6.9%
Allstate Corp.	6,165,391	$158,635,510
Aon Corp.	1,519,790	54,712,440
Chubb Corp.	1,280,100	50,755,965
MetLife, Inc.	7,222,910	227,521,665
Prudential Financial, Inc.	1,119,090	44,662,882
Travelers Cos., Inc.	1,296,900	52,731,954

		$589,020,416

Leisure & Toys – 0.3%
Hasbro, Inc.	936,770	$23,803,326

Machinery & Tools – 0.7%
Eaton Corp.	1,338,770	$58,236,495

Major Banks – 11.7%
Bank of New York Mellon Corp.	7,556,568	$209,921,459
Goldman Sachs Group, Inc.	1,595,000	230,589,150
JPMorgan Chase & Co.	5,124,480	189,093,312
PNC Financial Services Group, Inc.	1,445,110	65,824,761
State Street Corp.	3,346,650	155,451,893
Wells Fargo & Co.	5,706,450	145,514,475

		$996,395,050

Medical Equipment – 1.7%
Medtronic, Inc.	2,932,660	$100,736,871
Waters Corp. (a)	914,680	39,623,938

		$140,360,809

Oil Services – 0.8%
National Oilwell Varco, Inc. (a)	1,778,560	$68,687,987

2

MFS Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 9.1%
Abbott Laboratories	1,858,540	$83,745,812
GlaxoSmithKline PLC	2,271,290	38,252,718
Johnson & Johnson	2,624,790	144,783,416
Merck & Co., Inc.	6,579,020	181,449,372
Pfizer, Inc.	7,612,600	115,635,394
Roche Holding AG	218,710	29,822,229
Wyeth	4,063,470	182,287,264

		$775,976,205

Railroad & Shipping – 0.2%
Burlington Northern Santa Fe Corp.	259,140	$18,772,102

Specialty Chemicals – 0.9%
Air Products & Chemicals, Inc.	1,199,498	$77,703,480

Specialty Stores – 0.6%
Home Depot, Inc.	641,230	$14,850,887
Staples, Inc.	1,889,240	38,634,958

		$53,485,845

Telecommunications - Wireless – 1.8%
Rogers Communications, Inc., “B”	1,390,020	$41,277,260
Vodafone Group PLC	57,191,163	107,627,783

		$148,905,043

Telephone Services – 3.2%
AT&T, Inc.	10,813,910	$268,076,829

Tobacco – 5.0%
Altria Group, Inc. (a)	1,850,280	$31,621,285
Lorillard, Inc.	619,130	42,305,153
Philip Morris International, Inc.	8,173,870	348,533,817

		$422,460,255

Utilities - Electric Power – 5.1%
Dominion Resources, Inc.	3,334,970	$106,018,696
Entergy Corp.	754,990	56,337,354
FPL Group, Inc.	1,090,530	61,647,661
PG&E Corp.	1,531,640	56,226,504
PPL Corp.	2,663,890	86,496,508
Public Service Enterprise Group, Inc.	2,131,790	67,940,147

		$434,666,870

Total Common Stocks		$8,347,980,794

Money Market Funds (v) – 1.2%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	102,897,413	$102,897,413

Total Investments		$8,450,878,207

Other Assets, Less Liabilities – 0.6%		53,335,668

Net Assets – 100.0%		$8,504,213,875

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

MFS Value Fund

Supplemental Information (Unaudited) 5/31/09

(1)	Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of May 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$8,058,851,964	$392,026,243	$—	$8,450,878,207
Other Financial Instruments	$—	$—	$—	$—

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$8,637,613,530

Gross unrealized appreciation	$625,067,758
Gross unrealized depreciation	(811,803,081)

Net unrealized appreciation (depreciation)	$(186,735,323)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	1,025,402,981	(922,505,568)	102,897,413

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	—	$—	$174,814	$102,897,413

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST I

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: July 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: July 17, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2009

*	Print name and title of each signing officer under his or her signature.